Financial Instruments and Fair Value Disclosures	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Financial Instruments

13.       Financial Instruments and Fair Value Disclosures

The carrying values of temporary cash investments, accounts receivable and accounts payable approximate their fair value due to the short-term nature of these financial instruments. The fair values of long-term bank loans approximate the recorded values, due to their variable interest rates. The fair value of long-term loan receivable from Diana Containerships also approximates its recorded value, due to its variable interest rate. The fair value of the Senior Unsecured Notes (Note 7) having a fixed interest rate amounted to $64,970 as of December 31, 2017, and was determined through the Level 1 input of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements based on the quoted price of the instrument on that date as stated under the ticker Symbol “DSXN” on the NYSE.

The Company is exposed to interest rate fluctuations associated with its variable rate borrowings and its objective is to manage the impact of such fluctuations on earnings and cash flows of its borrowings. Currently, the company does not have any derivative instruments to manage such fluctuations.